Commitments - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Within one year	$ 381,394	$ 754,386
Over one year but not exceeding two years	352,290	374,706
Over two years but not exceeding three years	352,290	352,478
Over three years but not exceeding four years	352,290	352,478
Over four years but not exceeding five years	352,290	352,478
Over five years	8,572,401	8,929,433
Total future minimum lease payments	$ 10,362,955	$ 11,115,959